ADVANCES RECEIVABLE (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Advances Receivable [Abstract]
Prepaids expenses	$ 2,851
Unsecured loan receivable	0	$ 18,991
Allowance for doubtful accounts	$ 15,282	$ 0	$ 0